Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows for the periods presented (in thousands):
	Year ended December 31,
	2023	2022	2021
Operating lease cost	580	586	215
Short-term lease cost	-	20	-
Variable lease cost	52	26	4

Total lease cost	632	632	219

Schedule of Weighted-Average Remaining Lease Term and Discount Rate Related to Operating Leases	The weighted-average remaining lease term and discount rate related to operating leases were as follows:
	December 31,
	2023	2022
Weighted average remaining lease term	7	8
Weighted average discount rate	8.767%	8.767%

Schedule of Maturities of the Company’s Operating Lease Liabilities	The maturities of the Company’s operating lease liabilities were as follows (in thousand):
Fiscal years ending December 31,	December 31, 2023
2024	575
2025	575
2026	595
2027	597
2028	597
Thereafter	646

Total undiscounted lease payments	3,585

Less imputed interest	(774)

Total lease liabilities	2,811